UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Massachusetts AMT
Tax-Free Money Market Fund -
Massachusetts AMT Tax-Free
Money Market

Institutional Class

Service Class

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Massachusetts AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,016.40	$ 1.52
Hypothetical A	$ 1,000.00	$ 1,023.69	$ 1.53
Institutional Class
Actual	$ 1,000.00	$ 1,016.90	$ 1.02
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02
Service Class
Actual	$ 1,000.00	$ 1,015.60	$ 2.29
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Massachusetts AMT Tax-Free Money Market	.30%
Institutional Class	.20%
Service Class	.45%

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/08	% of fund's investments 7/31/07	% of fund's investments 1/31/07
0 - 30	88.8	88.6	92.7
31 - 90	6.4	7.3	3.8
91 - 180	1.3	0.7	0.5
181 - 397	3.5	3.4	3.0
Weighted Average Maturity
	1/31/08	7/31/07	1/31/07
Fidelity Massachusetts AMT Tax-Free Money Market Fund	19 Days	21 Days	17 Days
Massachusetts Tax-Free Money Market Funds Average *	24 Days	23 Days	18 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
Variable Rate Demand Notes (VRDNs) 78.2%	Variable Rate Demand Notes (VRDNs) 84.8%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 7.4%
Tender Bonds 1.0%	Tender Bonds 1.2%
Municipal Notes 5.8%	Municipal Notes 4.0%
Fidelity Tax-Free Cash Central Fund 2.7%	Fidelity Tax-Free Cash Central Fund 0.0%
Other Investments 0.7%	Other Investments 0.7%
Net Other Assets 6.2%	Net Other Assets 1.9%

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Fidelity Massachusetts AMT Tax-Free Money Market	2.78%	3.20%	3.36%	3.61%	3.23%
If Fidelity had not reimbursed certain fund expenses	-	-	-	-	3.21%

Annual Report

Investment Changes - continued

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Fidelity Massachusetts AMT Tax-Free Money Market Fund - Institutional Class	2.87%	3.30%	3.44%	3.71%	-
If Fidelity had not reimbursed certain fund expenses	2.82%	3.25%	3.39%	3.65%	-

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Fidelity Massachusetts AMT Tax-Free Money Market Fund - Service Class	2.61%	3.05%	3.19%	3.46%	-
If Fidelity had not reimbursed certain fund expenses	2.59%	3.01%	3.15%	3.40%	-

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 93.8%
	Principal Amount	Value
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Series 2005 A, 2.45% (MBIA Insured), VRDN (b)	$ 8,899,943	$ 8,899,943
Colorado - 0.1%
Univ. of Colorado Hosp. Auth. Rev. Series A, 2.11% (FSA Insured), VRDN (b)	2,825,000	2,825,000
Florida - 0.1%
Sunrise Util. Sys. Rev. Participating VRDN Series DBE 518, 2.26% (Liquidity Facility Deutsche Bank AG) (b)(c)	4,130,000	4,130,000
Illinois - 0.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series MS 08 2362, 2.27% (Liquidity Facility Morgan Stanley) (b)(c)	1,700,000	1,700,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Univ. Issue Proj.) Series A, 1.9%, VRDN (b)	4,500,000	4,500,000
Massachusetts - 80.1%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	15,400,000	15,438,828
Bourne Gen. Oblig. BAN 3% 1/30/09	9,080,536	9,126,323
Braintree Gen. Oblig. BAN 3.75% 11/13/08	27,100,000	27,181,953
Falmouth Gen. Oblig. BAN:
Series A, 4% 10/10/08	5,000,000	5,019,973
4% 3/14/08	19,189,000	19,195,853
Haverhill Gen. Oblig. BAN:
3.5% 12/12/08	3,500,000	3,514,599
3.75% 11/7/08	3,091,000	3,098,989
Massachusetts Participating VRDN:
Series Clipper 06 11, 2.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	19,605,000	19,605,000
Series Clipper 07 18, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	54,600,000	54,600,000
Series MACN 06 I, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Merlots 00 H, 2.51% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,400,000	8,400,000
Series ROC II R 10181, 3.27% (Liquidity Facility Citibank NA) (b)(c)	4,000,000	4,000,000
Series TOC 04 D, 2.24% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	5,800,000	5,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Gen.Trans. Sys. 2.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 59,600,000	$ 59,600,000
Series 1999, 2.04% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	25,200,000	25,200,000
Massachusetts Bay Trans. Auth. Massachusetts Rev. Participating VRDN:
Series PT 2250, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,260,000	6,260,000
Series PT 3616, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,995,000	7,995,000
Series PT 3619, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,360,000	13,360,000
Series Putters 1062, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	12,100,000	12,100,000
Series ROC II R 10112, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(c)	2,590,000	2,590,000
Series ROC II R 10160, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(c)	4,945,000	4,945,000
Series ROC II R 507, 2.27% (Liquidity Facility Citibank NA) (b)(c)	3,955,000	3,955,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MACN 05 E, 2.24% (Liquidity Facility Bank of America NA) (b)(c)	8,600,000	8,600,000
Series Merlots 06 B35, 2.24% (Liquidity Facility Wachovia Bank NA) (b)(c)	19,675,000	19,675,000
Series PT 1580, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,430,000	9,430,000
Series PT 2459, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	2,000,000	2,000,000
Series PT 2581, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	91,540,000	91,540,000
Series PT 2625, 2.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	21,710,000	21,710,000
Series PT 3585, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	9,360,000	9,360,000
Series PT 3630, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	10,645,000	10,645,000
Series PT 3857, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	20,995,000	20,995,000
Series PT 4140, 2.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	17,860,000	17,860,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series PT 4368, 2.22% (Liquidity Facility Wells Fargo & Co.) (b)(c)	$ 5,050,000	$ 5,050,000
Series PT 4406, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	25,960,000	25,960,000
Series Putters 1824, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	16,460,000	16,460,000
Series ROC II R 7026, 2.27% (Liquidity Facility Citigroup, Inc.) (b)(c)	11,345,000	11,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 2.19%, LOC KeyBank NA, VRDN (b)	9,000,000	9,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series MACN 06 P, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	5,100,000	5,100,000
Series MS 974, 5.49% (Liquidity Facility Morgan Stanley) (b)(c)	2,781,500	2,781,500
Series ROC II R 12115, 4.07% (Liquidity Facility Citigroup, Inc.) (b)(c)	13,000,000	13,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.32%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700,000	3,700,000
(Boston Renaissance Charter School Proj.) 2.25%, LOC Bank of America NA, VRDN (b)	8,400,000	8,400,000
(Brooksby Village, Inc. Proj.) 2.05%, LOC LaSalle Bank NA, VRDN (b)	46,590,000	46,590,000
(Carleton-Willard Village Proj.) 2.05%, LOC Bank of America NA, VRDN (b)	12,170,000	12,170,000
(Childrens Museum Proj.) 2.12%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	12,200,000	12,200,000
(City Year Proj.) 2.13%, LOC Bank of America NA, VRDN (b)	8,100,000	8,100,000
(Dean College Issue Prog.) 2.12%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	5,905,000	5,905,000
(Draper Lab. Issue Proj.) Series 2000, 2.12% (MBIA Insured), VRDN (b)	13,690,000	13,690,000
(Edgewood Retirement Proj.) Series A, 2.07%, LOC Lloyds TSB Bank PLC, VRDN (b)	4,900,000	4,900,000
(Hockomock YMCA Issue Proj.) 2.12%, LOC Bank of America NA, VRDN (b)	2,620,000	2,620,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 2.13%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Lasell Village Proj.) 2.22%, LOC Bank of America NA, VRDN (b)	20,115,000	20,115,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Mary Ann Morse Healthcare Proj.) 2.23%, LOC JPMorgan Chase Bank, VRDN (b)	$ 8,700,000	$ 8,700,000
(Masonic Nursing Home, Inc. Proj.) 2.17%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	16,610,000	16,610,000
(Neighborhood House Charter Proj.) Series A, 2.2%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(New Jewish High School Proj.) 2.21%, LOC Allied Irish Banks PLC, VRDN (b)	10,315,000	10,315,000
(Newton Country Day School Proj.):
2.2%, LOC Bank of America NA, VRDN (b)	7,290,000	7,290,000
2.2%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Saint Mark's School Proj.) 2.2%, LOC Bank of America NA, VRDN (b)	7,560,000	7,560,000
(Sherburne Commons, Inc. Proj.) 2.07%, LOC Comerica Bank, Detroit, VRDN (b)	27,500,000	27,500,000
(Smith College Proj.) 2.05%, VRDN (b)	7,000,000	7,000,000
(South Area Solomon Day School Proj.) 2.23%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000,000	9,000,000
(Thayer Academy Proj.) 2.24%, VRDN (b)	30,340,000	30,340,000
(The May Institute, Inc. Proj.) Series H, 2.2%, LOC Banco Santander SA, VRDN (b)	6,400,000	6,400,000
(The Rivers School Proj.) 2.21%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 2.2%, LOC Bank of America NA, VRDN (b)	17,500,000	17,500,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 5% (AMBAC Insured), VRDN (b)	13,320,000	13,320,000
Series 2006 A, 5% (AMBAC Insured), VRDN (b)	52,135,000	52,135,000
(YMCA of Greater Boston Proj.) Series A, 2.21%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	25,680,000	25,680,000
Series 2001:
2.9% 4/3/08, LOC JPMorgan Chase Bank, CP	3,075,000	3,075,000
3.1% 4/3/08, LOC JPMorgan Chase Bank, CP	5,509,000	5,509,000
Series A, 2.12%, LOC Bank of America NA, VRDN (b)	6,000,000	6,000,000
3.48% 3/6/08, LOC Bank of America NA, CP	13,029,000	13,029,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 2.05%, LOC Lloyds TSB Bank PLC, VRDN (b)	19,810,000	19,810,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 E, 5.5% 1/1/09	4,600,000	4,747,515
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Bonds:
Series C:
4% 8/1/08	$ 1,000,000	$ 1,002,981
5% 8/1/08	3,905,000	3,936,864
Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (b)(c)(f)	3,000,000	3,000,000
Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)(f)	11,310,000	11,310,000
Participating VRDN:
Series AAB 00 18, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	4,600,000	4,600,000
Series AAB 02 18, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	4,500,000	4,500,000
Series Clipper 07 06, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	17,900,000	17,900,000
Series Clipper 07 39, 2.25% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	19,800,000	19,800,000
Series EGL 07 0149, 2.52% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(c)	11,500,000	11,500,000
Series MACN 05 C, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	3,950,000	3,950,000
Series Merlots 04 B12, 2.61% (Liquidity Facility Wachovia Bank NA) (b)(c)	16,895,000	16,895,000
Series Merlots 06 B30, 2.22% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,350,000	10,350,000
Series Merlots 06 B7, 2.51% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,955,000	9,955,000
Series Merlots 07 C75, 2.56% (Liquidity Facility Bank of New York, New York) (b)(c)	10,640,000	10,640,000
Series MS 01 535, 2.24% (Liquidity Facility Morgan Stanley) (b)(c)	5,400,000	5,400,000
Series MS 1186, 2.99% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(c)	5,500,000	5,500,000
Series MT 487, 2.7% (Liquidity Facility BNP Paribas SA) (b)(c)	11,075,000	11,075,000
Series PT 1281, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,000,000	5,000,000
Series PT 2299, 2.3% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,160,000	5,160,000
Series PT 2332, 2.7% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,415,000	5,415,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2426, 2.7% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	$ 4,800,000	$ 4,800,000
Series PT 2623, 2.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,250,000	10,250,000
Series PT 3202, 2.22% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,240,000	6,240,000
Series PT 3222, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	17,860,000	17,860,000
Series PT 3625, 2.3% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,645,000	7,645,000
Series PT 3673, 2.7% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,560,000	7,560,000
Series PT 4301, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	15,265,000	15,265,000
Series PT 4302, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	50,000,000	50,000,000
Series PT 4351, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,660,000	10,660,000
Series PT 921, 2.22% (Liquidity Facility BNP Paribas SA) (b)(c)	5,430,000	5,430,000
Series PT 983, 2.7% (Liquidity Facility DEPFA BANK PLC) (b)(c)	7,395,000	7,395,000
Series PT 987, 2.7% (Liquidity Facility DEPFA BANK PLC) (b)(c)	8,140,000	8,140,000
Series Putters 1845, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	18,495,000	18,495,000
Series Putters 2022, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,600,000	13,600,000
Series Putters 301, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,590,000	4,590,000
Series ROC II R 10127, 2.27% (Liquidity Facility Citibank NA) (b)(c)	2,265,000	2,265,000
Series ROC II R 10164, 2.52% (Liquidity Facility Citibank NA) (b)(c)	30,250,000	30,250,000
Series ROC II R 102, 2.27% (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Series ROC II R 11090, 2.27% (Liquidity Facility Citibank NA) (b)(c)	15,500,000	15,500,000
Series SG 126, 2.7% (Liquidity Facility Societe Generale) (b)(c)	3,255,000	3,255,000
Series SG 17, 2.7% (Liquidity Facility Societe Generale) (b)(c)	18,555,000	18,555,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
(Central Artery Proj.):
Series SGC 07 5, 2.7% (Liquidity Facility Societe Generale) (b)(c)	$ 18,700,000	$ 18,700,000
Series 2000 A, 1.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	42,775,000	42,775,000
Series B, 1.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,990,000	14,990,000
RAN Series 2007 A, 3.08% 3/21/08 (f)	36,900,000	36,900,000
Series 1998 B, 2.29% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	34,500,000	34,500,000
Series 1999 D, 3.4% 2/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	20,200,000	20,200,000
Series 2001 B, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,000,000	6,000,000
Series 2005 A, 2.12% (Liquidity Facility Citibank NA), VRDN (b)	7,400,000	7,400,000
Series D, 3.32% 3/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,800,000	6,800,000
Series G, 3.32% 3/7/08 (Liquidity Facility BNP Paribas SA), CP	7,300,000	7,300,000
Series H, 3.32% 3/7/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	4,200,000	4,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Clipper 07 08, 2.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	4,200,000	4,200,000
Series Merlots 00 T, 3.66% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,570,000	1,570,000
Series Merlots 00 WW, 2.24% (Liquidity Facility Wachovia Bank NA) (b)(c)	12,995,000	12,995,000
Series Merlots 97 Y, 2.51% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,335,000	4,335,000
Series PA 595R, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PA 973R, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,300,000	3,300,000
Series PT 904, 2.22% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	10,080,000	10,080,000
Series ROC II R 10244, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(c)	20,600,000	20,600,000
Series SGB 42, 2.26% (Liquidity Facility Societe Generale) (b)(c)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Amherst College Proj.):
Series I, 2%, VRDN (b)	$ 4,310,000	$ 4,310,000
Series J1, 2%, VRDN (b)	430,000	430,000
Series J2, 1.94%, VRDN (b)	3,635,000	3,635,000
(Amherst College) Series F, 2%, VRDN (b)	2,100,000	2,100,000
(Baystate Med. Ctr. Proj.) Series G, 2.12%, LOC Bank of America NA, VRDN (b)	38,800,000	38,800,000
(Boston Univ. Proj.) Series H, 2.1%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,600,000	2,600,000
(Children's Hosp. Proj.) Series L-2, 4% (AMBAC Insured), VRDN (b)	14,590,000	14,590,000
(CIL Realty of Massachusetts Proj.) Series 2007, 2.11%, LOC HSBC Bank USA, VRDN (b)	8,330,000	8,330,000
(Harvard Univ. Proj.):
Series BB 1.9%, VRDN (b)	31,105,000	31,105,000
Series GG1, 1.9%, VRDN (b)	49,850,000	49,850,000
Series Y, 1.8%, VRDN (b)	8,900,000	8,900,000
(Harvard Vanguard Med. Associates Proj.) 2.1%, LOC Bank of America NA, VRDN (b)	32,480,000	32,480,000
(Home for Little Wanderers Proj.) Series B, 2.2%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	4,185,000	4,185,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 1.9%, VRDN (b)	26,070,000	26,070,000
(Northeast Hosp. Corp. Proj.) Series H, 2.16%, LOC Bank of America NA, VRDN (b)	22,650,000	22,650,000
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 2% (FSA Insured), VRDN (b)	44,780,000	44,780,000
Series P2, 2.13% (FSA Insured), VRDN (b)	46,900,000	46,900,000
(Pool Ln. Prog.) Series M3D, 2.12%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	10,900,000	10,900,000
(Pooled Ln. Prog.) Series M-3C, 2.12%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	1,440,000	1,440,000
(Williams College Proj.) Series I, 2%, VRDN (b)	19,200,000	19,200,000
Series B, 2.2%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	7,730,000	7,730,000
2.75% 3/5/08, CP	20,000,000	20,000,000
3.08% 4/3/08, CP	3,000,000	3,000,000
3.35% 3/10/08, CP	11,500,000	11,500,000
3.36% 2/12/08, CP	13,500,000	13,500,000
3.36% 2/12/08, CP	30,700,000	30,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 2.56% (Liquidity Facility Wachovia Bank NA) (b)(c)	$ 8,375,000	$ 8,375,000
Series 2003 F, 2.39% (FSA Insured), VRDN (b)	3,150,000	3,150,000
Series 1992, 2.97% tender 3/6/08, CP mode	4,100,000	4,100,000
Series 1993 A, 2.97% tender 3/6/08, CP mode	6,300,000	6,300,000
Series 1993 B, 3.5% tender 3/10/08, CP mode	19,000,000	19,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	19,800,000	19,429,184
(Goddard House Proj.) 2.14%, LOC Bank of America NA, VRDN (b)	9,400,000	9,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.2%, LOC Bank of America NA, VRDN (b)	6,085,000	6,085,000
(Youville Place Proj.) Series 1996, 4% (AMBAC Insured), VRDN (b)	3,600,000	3,600,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Putters 893, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	12,295,000	12,295,000
Series Solar 06 108, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	9,300,000	9,300,000
Series 2003 A, 3.4% 3/6/08, LOC Bank of New York, New York, CP	15,000,000	15,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 2.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	30,500,000	30,500,000
Series EGL 07 0033, 2.51% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)	19,800,000	19,800,000
Series EGL 07 0067, 2.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	19,100,000	19,100,000
Series EGL 07 0092, 2.51% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(c)	33,500,000	33,500,000
Series MS 06 1340, 2.19% (Liquidity Facility Morgan Stanley) (b)(c)	8,225,000	8,225,000
Series PT 3105, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	20,730,000	20,730,000
Series PT 4164, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,080,000	3,080,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series PT 4230, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 30,090,000	$ 30,090,000
Participating VRDN:
Series Putters 1197, 2.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,695,000	7,695,000
Series Putters 1376, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,605,000	9,605,000
Series Putters 1377 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	18,000,000	18,000,000
Series Putters 1430, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	10,215,000	10,215,000
Series Putters 1744, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	18,285,000	18,285,000
Series Putters 1819, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,315,000	5,315,000
Series Putters 1920, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,950,000	13,950,000
Series Putters 1984, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	20,995,000	20,995,000
Series Putters 2038, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	655,000	655,000
Series Putters 2286, 2.6% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	15,520,000	15,520,000
Series Putters 2479Z, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,100,000	3,100,000
Series ROC II R 12209, 2.73% (Liquidity Facility Bank of New York, New York) (b)(c)	10,000,000	10,000,000
Series ROC II R 414, 2.52% (Liquidity Facility Citibank NA) (b)(c)	2,590,000	2,590,000
Series ROC II R 613, 2.27% (Liquidity Facility Citibank NA) (b)(c)	15,230,000	15,230,000
Series A:
3.38% 2/6/08, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
3.39% 3/5/08, LOC Bank of Nova Scotia, New York Agcy., CP	4,500,000	4,500,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.5% (Liquidity Facility Societe Generale) (b)(c)	16,985,000	16,985,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 2365, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	$ 5,800,000	$ 5,800,000
Series PT 2368, 2.3% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,745,000	7,745,000
Series Putters 2246, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,800,000	5,800,000
Series Putters 2290, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000,000	5,000,000
Series Putters 867T, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,025,000	6,025,000
Series PZ 155, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,155,000	2,155,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. & Swr. Rev. Participating VRDN:
Series MSTC 7030, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	7,500,000	7,500,000
Series MSTC 7034, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	8,665,000	8,665,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 2.22% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,170,000	9,170,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	5,500,000	5,500,000
Series AAB 07 22, 2.25% (Liquidity Facility Bank of America NA) (b)(c)	17,330,000	17,330,000
Series DCL 08 003, 2.19% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,435,000	5,435,000
Series DCL 08 005, 2.25% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	21,300,000	21,300,000
Series EGL 02 2101, 2.51% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(c)	4,600,000	4,600,000
Series EGL 06 0054, 2.53% (Liquidity Facility Citibank NA) (b)(c)	7,300,000	7,300,000
Series EGL 06 0097, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	3,700,000	3,700,000
Series MS 04 1038, 2.24% (Liquidity Facility Morgan Stanley) (b)(c)	8,870,000	8,870,000
Series MSTC 7039, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	23,065,000	23,065,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series PT 3855, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	$ 26,800,000	$ 26,800,000
Series PT 4348, 2.22% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	3,500,000	3,500,000
Series Putters 1789B, 2.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	5,595,000	5,595,000
Series ROC II R 10280, 2.52% (Liquidity Facility Citigroup, Inc.) (b)(c)	7,000,000	7,000,000
Series ROC II R 252, 2.52% (Liquidity Facility Citibank NA) (b)(c)	6,585,000	6,585,000
Series 1997 B, 6.25% (AMBAC Insured), VRDN (b)	9,155,000	9,155,000
Series 2002 C, 1.9%, LOC Landesbank Hessen-Thuringen, VRDN (b)	22,090,000	22,090,000
Series 2002 D, 2%, LOC Landesbank Baden-Wuert, VRDN (b)	1,030,000	1,030,000
3.2% 3/12/08, LOC Bayerische Landesbank Girozentrale, CP	6,000,000	6,000,000
Nantucket Gen. Oblig. BAN 4% 2/28/08	14,400,000	14,402,884
New Bedford Gen. Oblig. BAN Series 2007 B, 4% 2/15/08	4,045,000	4,045,517
North Reading Gen. Oblig. BAN 4% 9/18/08	7,686,000	7,707,915
Northborough-Southboro Reg'l. School District BAN 4% 5/23/08	8,100,000	8,113,608
Quincy Gen. Oblig. BAN Series 2008 B, 3.5% 3/28/08 (a)	4,285,000	4,293,784
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN Series AAB 00 14, 2.55% (Liquidity Facility Bank of America NA) (b)(c)	6,535,000	6,535,000
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev.:
Participating VRDN Series ROC II R 10099, 3.77% (Liquidity Facility Citibank NA) (b)(c)	1,850,000	1,850,000
Series B, 2.95% (AMBAC Insured), VRDN (b)	17,000,000	17,000,000
Tewksbury Gen. Oblig. BAN 4.65% 3/28/08	11,075,000	11,094,117
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series PT 2242, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,710,000	6,710,000
Series ROC II R 2038, 3.77% (Liquidity Facility Citigroup, Inc.) (b)(c)	5,070,000	5,070,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Winchester Gen. Oblig. BAN 4.25% 7/10/08	$ 13,710,000	$ 13,741,759
Woods Hole, Martha's Vineyard & Nantucket Steamship BAN 2.75% 10/30/08 (a)	5,000,000	5,024,250
		3,062,221,396
Pennsylvania - 0.0%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 1.94%, VRDN (b)	1,000,000	1,000,000
Puerto Rico - 9.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 2.28% (Liquidity Facility Citigroup, Inc.) (b)(c)	32,400,000	32,400,000
Puerto Rico Commonwealth Gen. Oblig.:
Bonds Series Merlots 01 A107, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York) (b)(c)(f)	24,360,000	24,360,000
Participating VRDN Series PA 620, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,170,000	4,170,000
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	35,000,000	35,143,371
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.1% (Liquidity Facility Bank of America NA) (b)(c)	26,970,000	26,970,000
Series MACN 06 H, 2.21% (Liquidity Facility Bank of America NA) (b)(c)	15,175,000	15,175,000
Series PT 3189, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	37,850,000	37,850,000
Series ROC II 99 2, 2.5% (Liquidity Facility Citibank NA) (b)(c)	1,500,000	1,500,000
Series ROC II R 10247 CE, 2.25% (Liquidity Facility Citigroup, Inc.) (b)(c)	66,900,000	66,900,000
Series ROC II R 790, 4% (Liquidity Facility Citibank NA) (b)(c)	64,490,000	64,490,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 2.2% (Liquidity Facility Bank of New York, New York) (b)(c)	14,020,000	14,020,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots B03, 2.54% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,520,000	10,520,000
Series ROC II R 11110 CE, 2.25% (Liquidity Facility Citibank NA) (b)(c)	9,485,000	9,485,000
Series SG 19, 2.23% (Liquidity Facility Societe Generale) (b)(c)	3,775,000	3,775,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.04%, LOC Banco Santander SA, VRDN (b)	$ 2,350,000	$ 2,350,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 2.23% (Liquidity Facility Morgan Stanley) (b)(c)	9,790,000	9,790,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN Series PZ 269, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	18,300,000	18,300,000
		377,198,371
Tennessee - 0.3%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Vanderbilt Univ. Proj.) Series 2005 A1, 1.8%, VRDN (b)	10,300,000	10,300,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) 1.9%, LOC Bank of America NA, VRDN (b)	1,820,000	1,820,000
		12,120,000
Texas - 0.1%
Texas Gen. Oblig. Participating VRDN Series Putters 2492, 2.25% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,555,000	3,555,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 545, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,960,000	7,960,000
Other - 2.7%
Fidelity Tax-Free Cash Central Fund, 2.93% (d)(e)	101,382,389	101,382,389
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $3,587,492,099)		3,587,492,099
NET OTHER ASSETS - 6.2%		237,699,143
NET ASSETS - 100%		$ 3,825,191,242
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,570,000 or 2.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	6/20/06	$ 3,000,000
Massachusetts Gen. Oblig. Bonds Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota)	12/7/07	$ 11,310,000
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08	12/19/07	$ 36,900,000
Puerto Rico Commonwealth Gen. Oblig. Bonds Series Merlots 01 A107, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York)	10/29/01 - 5/22/03	$ 24,360,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 1,108,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,486,109,710)	$ 3,486,109,710
Fidelity Central Funds (cost $101,382,389)	101,382,389
Total Investments (cost $3,587,492,099)		$ 3,587,492,099
Cash		86,819,529
Receivable for investments sold		151,599,124
Receivable for fund shares sold		28,243,794
Interest receivable		25,502,393
Distributions receivable from Fidelity Central Funds		247,555
Receivable from investment adviser for expense reductions		110,328
Other receivables		470,665
Total assets		3,880,485,487

Liabilities
Payable for investments purchased Regular delivery	$ 29,344,366
Delayed delivery	9,318,034
Payable for fund shares redeemed	14,329,898
Distributions payable	1,465,204
Accrued management fee	630,014
Distribution fees payable	12,863
Other affiliated payables	193,866
Total liabilities		55,294,245

Net Assets		$ 3,825,191,242
Net Assets consist of:
Paid in capital		$ 3,825,010,187
Accumulated undistributed net realized gain (loss) on investments		181,055
Net Assets		$ 3,825,191,242

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

January 31, 2008
Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($855,064,542 ÷ 854,692,855 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,920,503,733 ÷ 2,920,260,968 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($49,622,967 ÷ 49,619,760 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008
Investment Income
Interest		$ 99,289,615
Income from Fidelity Central Funds		1,108,107
Total income		100,397,722

Expenses
Management fee	$ 6,421,149
Transfer agent fees	1,674,620
Distribution fees	19,805
Independent trustees' compensation	9,806
Total expenses before reductions	8,125,380
Expense reductions	(2,686,566)	5,438,814
Net investment income		94,958,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	235,551
Capital gain distributions from Fidelity Central Funds	4,728
Total net realized gain (loss)		240,279
Net increase in net assets resulting from operations		$ 95,199,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 94,958,908	$ 49,954,580
Net realized gain (loss)	240,279	389,261
Net increase in net assets resulting from operations	95,199,187	50,343,841
Distributions to shareholders from net investment income	(94,958,613)	(49,955,001)
Distributions to shareholders from net realized gain	(219,307)	(174,209)
Total distributions	(95,177,920)	(50,129,210)
Share transactions - net increase (decrease)	1,993,305,540	443,132,956
Total increase (decrease) in net assets	1,993,326,807	443,347,587

Net Assets
Beginning of period	1,831,864,435	1,388,516,848
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $909, respectively)	$ 3,825,191,242	$ 1,831,864,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.031	.022	.009	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.033	.031	.022	.009	.007
Distributions from net investment income	(.033)	(.031)	(.022)	(.009)	(.007)
Distributions from net realized gain	- D	- D	-	- D	- D
Total distributions	(.033)	(.031)	(.022)	(.009)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.35%	3.15%	2.19%	.95%	.69%
Ratios to Average Net Assets B,C
Expenses before reductions	.34%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.33%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.26%	.32%	.32%	.38%	.39%
Net investment income	3.30%	3.11%	2.20%	.90%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,065	$ 1,831,864	$ 1,388,517	$ 986,968	$ 999,019

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.027
Net realized and unrealized gain (loss) G	-
Total from investment operations	.027
Distributions from net investment income	(.027)
Distributions from net realized gain	- G
Total distributions	(.027)
Net asset value, end of period	$ 1.00
Total Return B,C	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.15% A
Net investment income	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,	2008E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.025
Net realized and unrealized gain (loss) G	-
Total from investment operations	.025
Distributions from net investment income	(.025)
Distributions from net realized gain	- G
Total distributions	(.025)
Net asset value, end of period	$ 1.00
Total Return B,C	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.49% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.39% A
Net investment income	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Institutional Class, Service Class and the existing class was designated Massachusetts AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	160,856

Cost for federal income tax purposes	$ 3,587,492,099

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	$ 94,958,613	$ 49,955,001
Long-term Capital Gains	219,307	174,209
Total	$ 95,177,920	$ 50,129,210

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended management contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period the total management fee rate was .22% of the Fund's average net assets.

In addition, the Board of Trustees approved a new expense contract for Massachusetts AMT Tax-Free Money Market effective April 1, 2007. Under the expense contract, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35%, with certain exceptions such as interest expense, including commitment fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing share-holder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 19,805	$ 382

Transfer Agent Fee. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for the Fund. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC (now FIIOC) effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for Massachusetts AMT Tax-Free Money Market and .05% each for Institutional Class shares and Service Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of Massachusetts AMT Tax-Free Money Market under the terms of the management fee contract. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Massachusetts AMT Tax-Free Money Market	$ 816,885.07
Institutional Class	853,771	.05*
Service Class	3,964	.05*
	$ 1,674,620

* Annualized

6. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .40% of average net assets. Some expenses, for example

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

interest expense, including commitment fees, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $133,063.

Effective April 1, 2007, under the new expense contract for Massachusetts AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR has contractually agreed to reimburse Institutional Class and Service Class to the extent that annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $829,659 and $2,892, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $304,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Massachusetts AMT Tax-Free Money Market	$ 660,360
Institutional Class	752,596
Service Class	3,836
$ 1,416,792

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008 A	2007
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 37,296,493	$ 49,955,001
Institutional Class	57,438,713	-
Service Class	223,407	-
Total	$ 94,958,613	$ 49,955,001

Annual Report

8. Distributions to Shareholders - continued

Years ended January 31,	2008 A	2007
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ 50,772	$ 174,209
Institutional Class	168,474	-
Service Class	61	-
Total	$ 219,307	$ 174,209

A Distributions for Institutional Class and Service Class are for the period April 18, 2007(commencement of sale of shares) to January 31, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2008 A	2007
Massachusetts AMT Tax-Free Money Market
Shares sold	1,244,217,940	1,479,862,698
Reinvestment of distributions	33,987,466	44,263,825
Shares redeemed	(2,254,780,594)	(1,080,993,567)
Net increase (decrease)	(976,575,188)	443,132,956
Institutional Class
Shares sold	4,176,255,151	-
Reinvestment of distributions	48,882,718	-
Shares redeemed	(1,304,876,901)	-
Net increase (decrease)	2,920,260,968	-
Service Class
Shares sold	69,501,980	-
Reinvestment of distributions	13,369	-
Shares redeemed	(19,895,589)	-
Net increase (decrease)	49,619,760	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Massachusetts AMT Tax-Free Money Market Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-
2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-
present). Mr. Greer is an Executive Vice President of FMR (2005-
present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-
present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008, $218,174, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMA-UANN-0308
1.853999.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Massachusetts
Municipal Income Fund
and
Fidelity Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Fidelity® Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 1,036.30	$ 2.31
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity® Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.40	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Massachusetts Municipal Income Fund	.45%
Fidelity Massachusetts Municipal Money Market Fund	.49%

Annual Report

Performance: The Bottom Line

Fidelity Massachusetts Municipal Income Fund

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Income Fund	4.77%	4.58%	5.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Massachusetts Municipal Income Fund on January 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Massachusetts Municipal Income Fund

Municipal bonds posted lackluster returns during the 12-month period ending January 31, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as muni funds that invest in the lower-quality securities experienced outflows for the first time in years. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers from their guarantees of securities backed by such mortgages. Munis rallied strongly in the final weeks of the period, bolstered by falling interest rates and strong demand from investors seeking value among fixed-income investments. During the 12-month period, the Lehman Brothers® Municipal Bond Index returned 4.93% while the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 8.81%.

During the past year, Fidelity Massachusetts Municipal Income Fund gained 4.77% and the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index rose 6.09%. The fund's relative performance was helped by its larger-than-index stake in bonds that were prerefunded during the period, a process that shortened the bonds' maturities and improved their credit quality. These securities significantly outpaced the benchmark during the first half of the year. That said, the primary reason why the fund lagged its benchmark was its overweighting in long-maturity premium callable bonds, which trade above their face value and can be redeemed by their issuers prior to maturity. They lagged the index in the wake of slack demand, a response to a lull in prerefunding activity as issuers' refunding costs increased. Although I emphasized bonds of various maturities, I kept the fund's interest rate sensitivity in line with the index, which had no meaningful impact on its relative performance. My slightly larger stake relative to the index in lower-quality investment-grade securities proved modestly detrimental overall. They detracted from performance as the subprime mortgage market meltdown and credit contagion prompted investors to seek out higher-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	19.6	16.7
Special Tax	18.2	18.3
Transportation	15.6	15.4
Education	13.5	13.8
Water & Sewer	11.7	10.4
Weighted Average Maturity as of January 31, 2008
		6 months ago
Years	7.5	7.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	7.2	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
AAA 73.7%	AAA 71.2%
AA,A 21.7%	AA,A 22.9%
BBB 1.9%	BBB 2.4%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 0.7%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,174,876
Massachusetts - 95.0%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,425,723
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,374,296
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,107,751
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,308,942
5% 8/1/17 (MBIA Insured)	7,990,000	8,449,825
5% 8/1/18 (MBIA Insured)	6,200,000	6,556,810
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,645,155
5.75% 11/1/13	1,975,000	2,144,593
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,099,663
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,586,938
5% 6/15/19 (FSA Insured)	1,535,000	1,645,013
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,123,100
5% 4/1/16 (FSA Insured)	1,000,000	1,127,500
5.1% 4/1/12 (Pre-Refunded to 4/1/08 @ 101) (d)	1,550,000	1,573,049
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,126,625
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,514,100
5% 5/15/19 (AMBAC Insured)	1,000,000	1,071,990
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,412,723
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,083,800
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,471,867
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,554,201
5% 12/15/19 (MBIA Insured)	1,310,000	1,418,678
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,318,368
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,444,129
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,564,422
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,230,374
5% 6/1/19 (MBIA Insured)	1,560,000	1,677,562
5% 12/1/32 (MBIA Insured)	2,000,000	2,051,620
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Marblehead Gen. Oblig.:
5% 8/15/19	$ 1,510,000	$ 1,638,395
5% 8/15/20	1,465,000	1,584,236
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	2,070,000	2,278,842
5% 5/1/34 (AMBAC Insured)	1,000,000	1,020,320
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,025,000	3,804,210
Series A:
5.5% 3/1/12	4,350,000	4,655,544
7% 3/1/21	1,500,000	1,890,375
Series B, 6.2% 3/1/16	27,525,000	32,151,953
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A:
5.25% 7/1/30	7,085,000	7,274,453
5.75% 7/1/15	85,000	90,997
5.75% 7/1/18	330,000	353,041
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Sr. Series A, 5.25% 7/1/32	7,745,000	8,624,367
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,516,160
Sr. Series C:
5.25% 7/1/19	4,430,000	5,108,632
5.25% 7/1/21	4,000,000	4,591,040
5.25% 7/1/23	3,950,000	4,494,034
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,578,960
5% 1/1/17	1,250,000	1,316,963
5% 1/1/19	2,225,000	2,322,388
5% 1/1/20	3,000,000	3,113,400
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5% 10/1/21 (MBIA Insured)	1,165,000	1,260,402
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,700,375
5% 7/1/21	3,090,000	3,310,101
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,216,200
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,982,462
5.25% 7/1/31	11,785,000	12,203,603
5.5% 7/1/14	750,000	817,868
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Mount Holyoke College Proj.):
5.5% 7/1/15	$ 910,000	$ 992,346
5.5% 7/1/16	590,000	643,389
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,202,211
5.5% 10/1/28	5,660,000	5,346,096
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,767,318
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.55% 7/1/09 (AMBAC Insured) (c)	625,000	635,369
4.65% 7/1/10 (AMBAC Insured) (c)	1,495,000	1,531,164
4.75% 7/1/11 (AMBAC Insured) (c)	2,580,000	2,640,320
4.8% 7/1/12 (AMBAC Insured) (c)	670,000	686,020
4.95% 7/1/14 (AMBAC Insured) (c)	1,260,000	1,290,744
5% 7/1/15 (AMBAC Insured) (c)	595,000	609,833
Issue G, 5% 12/1/11 (MBIA Insured) (c)	1,060,000	1,074,204
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (c)	935,000	952,774
4.9% 12/1/11 (AMBAC Insured) (c)	1,335,000	1,360,312
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,114,879
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (d)	5,070,000	5,234,876
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	7,320,000	7,558,046
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	8,310,000	8,597,775
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (d)	5,820,000	6,028,531
Series 2000 A:
5.75% 6/15/11	8,660,000	9,427,189
5.75% 12/15/11	9,510,000	10,352,491
5.75% 6/15/12	5,000,000	5,415,550
5.75% 6/15/13	8,000,000	8,674,080
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,481,051
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	660,000	680,764
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 1992 D, 6% 5/1/08 (Escrowed to Maturity) (d)	$ 350,000	$ 353,336
Series 2001 D:
5.5% 11/1/18	2,000,000	2,349,500
5.5% 11/1/20	1,000,000	1,171,460
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,212,820
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,753,250
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,463,331
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (d)	26,840,000	30,451,322
Series 2006 D:
5% 8/1/19	8,990,000	9,862,210
5% 8/1/20 (Pre-Refunded to 8/1/16 @ 100) (d)	4,000,000	4,550,640
5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (d)	8,700,000	9,897,642
Series A:
3.861% 5/1/37 (FGIC Insured) (b)	20,000,000	18,126,200
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,588,750
5% 3/1/18 (FSA Insured)	25,000,000	27,380,000
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (d)	60,000	67,594
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (d)	1,230,000	1,385,681
Series B:
5% 11/1/15	7,000,000	7,888,020
5.25% 9/1/20 (FSA Insured)	4,255,000	4,899,250
5.25% 9/1/22 (FSA Insured)	15,000,000	17,144,400
Series C:
5% 8/1/32 (AMBAC Insured)	18,500,000	19,222,425
5% 8/1/37 (AMBAC Insured)	15,500,000	16,068,850
5.25% 8/1/21 (AMBAC Insured)	980,000	1,089,838
5.25% 8/1/23 (FSA Insured)	2,800,000	3,069,472
5.25% 8/1/24 (FSA Insured)	6,500,000	7,082,660
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,990,511
Series D:
5% 8/1/21 (Pre-Refunded to 8/1/16 @ 100) (d)	5,750,000	6,541,545
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,260,446
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	266,647
5.5% 10/1/18	6,000,000	7,041,840
Series E:
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (d)	20,300,000	23,165,142
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	$ 4,315,000	$ 4,783,782
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	770,505
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,386,602
5.75% 7/1/18	1,300,000	1,379,677
5.75% 7/1/19	1,455,000	1,538,197
5.75% 7/1/20	500,000	527,560
5.75% 7/1/33	3,000,000	3,073,530
(Berklee College of Music Proj.) Series A:
5% 10/1/16	1,000,000	1,105,630
5% 10/1/19	3,290,000	3,515,826
5% 10/1/21	3,270,000	3,438,569
5% 10/1/23	2,000,000	2,069,580
5% 10/1/25	5,950,000	6,091,551
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	11,815,000	11,852,217
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,859,063
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,439,816
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,388,500
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	40,619,782
(Lahey Clinic Med. Ctr. Proj.) Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,284,406
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,011,020
5.25% 7/1/09	2,540,000	2,577,668
5.25% 7/1/10	2,000,000	2,025,600
5.25% 7/1/11	3,025,000	3,062,480
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	11,110,000	12,002,244
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,332,975
Series K, 5.375% 7/1/17	6,805,000	7,902,715
Series L:
5% 7/1/18	4,315,000	4,903,523
5% 7/1/23	3,990,000	4,450,326
5.25% 7/1/33	14,000,000	15,878,520
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	$ 17,000,000	$ 17,393,040
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,685
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,597,045
(Partners HealthCare Sys. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,931,737
5.375% 7/1/24 (MBIA Insured)	7,430,000	7,520,869
Series C:
5.75% 7/1/21	2,500,000	2,655,625
5.75% 7/1/32	190,000	201,330
5.75% 7/1/32 (Pre-Refunded to 7/1/11 @ 101) (d)	4,810,000	5,363,054
Series E:
5% 7/1/17	1,255,000	1,328,556
5% 7/1/19	1,390,000	1,454,162
Series F:
5% 7/1/17	1,410,000	1,519,219
5% 7/1/19	1,760,000	1,867,149
5% 7/1/20	2,350,000	2,476,148
5% 7/1/21	1,150,000	1,202,774
5% 7/1/22	1,855,000	1,926,993
Series G:
5% 7/1/18	1,500,000	1,628,820
5% 7/1/20	1,300,000	1,385,280
5% 7/1/22	1,350,000	1,413,909
5% 7/1/27	7,750,000	7,907,015
5% 7/1/28	5,515,000	5,614,160
(South Shore Hosp. Proj.) Series F:
5.125% 7/1/08	2,000,000	2,023,020
5.25% 7/1/09	2,120,000	2,202,065
5.5% 7/1/12	2,165,000	2,241,100
5.625% 7/1/19	1,000,000	1,027,540
5.75% 7/1/29	17,350,000	17,616,323
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,301,100
Series J, 5.5% 8/15/17	500,000	586,620
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (FGIC Insured) (a)	$ 3,040,000	$ 3,263,683
5% 10/1/17 (FGIC Insured) (a)	3,735,000	3,982,631
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	603,426
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	435,000	476,686
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,111,650
5% 7/1/20	2,075,000	2,210,186
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,070,476
Series 2006 L:
5% 7/1/17	1,000,000	1,116,870
5% 7/1/18	1,000,000	1,108,380
5% 7/1/19	1,695,000	1,858,008
5% 7/1/20	2,410,000	2,625,382
5% 7/1/21	2,535,000	2,748,244
5% 7/1/36	9,205,000	9,549,911
(Worcester City Campus Proj.) Series E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,348,325
5% 10/1/18 (FGIC Insured)	1,985,000	2,171,471
5% 10/1/19 (FGIC Insured)	1,350,000	1,461,227
5% 10/1/20 (FGIC Insured)	2,465,000	2,651,181
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,925,245
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,306,032
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,630,076
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,704,960
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	9,259,901
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,053,223
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 A:
5% 7/1/23 (FSA Insured)	$ 8,750,000	$ 8,868,913
5.5% 7/1/17 (FSA Insured)	2,105,000	2,143,985
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,318,475
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,363,490
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,841,189
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,488,875
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,143,400
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,657,210
5% 7/1/18 (MBIA Insured)	2,000,000	2,136,360
5% 7/1/19 (MBIA Insured)	6,915,000	7,341,102
5% 7/1/20 (MBIA Insured)	2,505,000	2,640,546
5% 7/1/21 (AMBAC Insured)	5,010,000	5,348,075
5% 7/1/21 (MBIA Insured)	3,000,000	3,142,950
5% 7/1/22 (MBIA Insured)	2,000,000	2,082,460
5% 7/1/35 (AMBAC Insured)	10,000,000	10,273,500
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	12,015,284
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,751,350
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,174,320
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,095,000	1,179,315
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.):
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,611,690
5% 7/1/19 (FGIC Insured) (c)	1,000,000	1,065,600
5% 7/1/20 (FGIC Insured) (c)	1,360,000	1,435,113
5% 7/1/21 (FGIC Insured) (c)	1,000,000	1,046,550
(Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	10,395,000	11,016,725
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	7,398,791
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,346,590
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,239,750
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,220,150
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,742,258
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,240,780
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,185,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A, 5% 8/15/19 (MBIA Insured)	$ 17,000,000	$ 18,382,270
Series A:
4.5% 8/15/35 (AMBAC Insured)	20,000,000	18,942,200
5% 8/15/17 (AMBAC Insured)	5,000,000	5,620,400
5% 8/15/22 (FSA Insured)	5,540,000	5,949,129
5% 8/15/23 (FSA Insured)	6,000,000	6,402,720
5% 8/15/24 (FSA Insured)	7,100,000	7,543,253
5% 8/15/25 (FSA Insured)	2,350,000	2,492,011
5% 8/15/27 (MBIA Insured)	10,000,000	10,491,900
5% 8/15/30 (FSA Insured)	106,600,000	111,423,629
5% 8/15/37 (AMBAC Insured)	26,000,000	26,997,880
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,834,810
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,075,680
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,700,000	4,078,029
Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,127,060
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,642,161
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,892,784
5.5% 6/1/16 (FSA Insured)	3,000,000	3,490,980
5.5% 6/1/18 (FSA Insured)	9,740,000	11,433,396
5.5% 6/1/19 (FSA Insured)	10,000,000	11,753,500
Massachusetts State College Bldg. Auth. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,236,285
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,224,611
5% 5/1/18 (MBIA Insured)	2,270,000	2,443,428
5% 5/1/31 (AMBAC Insured)	5,000,000	5,138,950
5% 5/1/36 (AMBAC Insured)	8,000,000	8,183,760
5% 5/1/43 (MBIA Insured)	11,410,000	11,598,607
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,273,329
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,217,897
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,409,012
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,876,042
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,092,352
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,805,419
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,257,806
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series B:
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,825,000	$ 2,081,066
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,618,007
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	6,924,654
5.25% 1/1/29 (AMBAC Insured)	45,615,000	45,883,216
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,272,928
0% 1/1/29 (MBIA Insured)	33,195,000	11,630,864
5% 1/1/37 (MBIA Insured)	42,240,000	42,245,069
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,501,624
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,226,090
0% 1/1/17 (MBIA Insured)	7,705,000	5,443,428
0% 1/1/18 (MBIA Insured)	2,025,000	1,357,297
0% 1/1/19 (MBIA Insured)	13,815,000	8,770,591
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	14,065,000	14,100,163
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,829,166
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	324,429
5% 8/1/34	150,000	155,031
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (d)	905,000	1,017,247
5.25% 8/1/15	2,435,000	2,734,505
Series 12:
5% 8/1/19	13,995,000	15,417,172
5% 8/1/20	7,000,000	7,647,080
Series 13:
5% 8/1/19	3,565,000	3,972,266
5% 8/1/20	4,895,000	5,383,864
5% 8/1/21	5,350,000	5,857,448
5% 8/1/22	8,355,000	9,071,191
5% 8/1/23	4,385,000	4,724,794
Series 2004 A:
5.25% 2/1/16	6,110,000	6,991,429
5.25% 2/1/17	6,435,000	7,398,770
5.25% 2/1/18	6,300,000	7,285,887
5.25% 2/1/22	1,170,000	1,343,148
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 8/1/22	$ 6,525,000	$ 7,516,474
5.25% 2/1/23	1,390,000	1,589,535
5.25% 2/1/24	1,170,000	1,335,555
5.25% 8/1/24	3,780,000	4,326,664
Series 3, 5.4% 2/1/10	300,000	302,178
Series 4, 5.125% 8/1/14	70,000	71,427
Series 5, 5.25% 8/1/15	75,000	78,078
Series 6:
5.25% 8/1/19	30,000	31,516
5.5% 8/1/30	17,580,000	18,737,116
5.625% 8/1/14	115,000	124,904
5.625% 8/1/15	25,000	27,153
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (d)	975,000	1,062,692
5.625% 8/1/16	485,000	526,647
Series 7:
5.25% 2/1/16	4,495,000	4,801,514
5.25% 2/1/17	2,795,000	2,976,060
Series 8:
5% 8/1/17	110,000	117,553
5% 8/1/20	105,000	110,864
Series 9, 5.25% 8/1/33	595,000	628,623
Series A, 5.25% 8/1/16	21,700,000	25,001,438
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,098
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,076,588
5.25% 8/1/12	565,000	577,690
5.25% 8/1/13	330,000	337,168
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,103,335
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5% 8/1/23 (FSA Insured)	2,000,000	2,145,080
5% 8/1/25 (FSA Insured)	2,000,000	2,123,380
5% 8/1/26 (FSA Insured)	2,000,000	2,112,620
5% 8/1/27 (FSA Insured)	2,000,000	2,104,980
5% 8/1/28 (FSA Insured)	2,000,000	2,097,380
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,998,647
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,718,650
6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	26,914,176
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series B:
5.125% 8/1/27 (MBIA Insured)	$ 6,960,000	$ 7,197,266
5.5% 8/1/15 (FSA Insured)	1,500,000	1,721,670
5.5% 8/1/16 (FSA Insured)	1,425,000	1,665,797
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,531,820
Series J:
5% 8/1/42	8,160,000	8,304,187
5.5% 8/1/20 (FSA Insured)	1,000,000	1,175,420
Maynard Gen. Oblig.:
5.5% 2/1/17 (Pre-Refunded to 2/1/13 @ 101) (d)	1,030,000	1,169,678
5.5% 2/1/20 (Pre-Refunded to 2/1/13 @ 101) (d)	1,025,000	1,164,000
5.5% 2/1/23 (Pre-Refunded to 2/1/13 @ 101) (d)	1,000,000	1,135,610
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,294,052
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,505,432
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,074,100
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,169,921
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,345,792
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,089,710
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,211,831
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,137,398
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,284,414
5% 9/1/18 (AMBAC Insured)	1,090,000	1,184,525
5% 9/1/19 (AMBAC Insured)	1,085,000	1,169,196
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,230,305
5% 3/15/21 (MBIA Insured)	2,190,000	2,313,691
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,625,101
5% 1/15/20 (FGIC Insured)	1,350,000	1,430,447
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured)	1,000,000	1,126,820
5% 8/1/16 (FSA Insured)	8,000,000	9,044,000
5% 8/1/17 (FSA Insured)	5,000,000	5,619,250
5% 8/1/18 (FSA Insured)	7,210,000	8,061,501
5% 8/1/22 (MBIA Insured)	3,610,000	3,817,683
5% 8/1/23 (MBIA Insured)	2,050,000	2,154,427
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Gen. Oblig.: - continued
5.75% 8/1/14 (FSA Insured)	$ 4,000,000	$ 4,651,880
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,454,005
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	4,860,000	5,594,492
Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (d)	1,000,000	1,151,130
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,635,907
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,554,365
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,398,954
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,088,680
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,167,734
		1,836,422,512
Puerto Rico - 3.8%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series 2006 A, 5.25% 7/1/26	3,000,000	3,069,420
Series 2006A, 3.474% 7/1/21 (FGIC Insured) (b)	5,400,000	5,056,884
Series A:
5.25% 7/1/18	3,500,000	3,672,480
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,669,250
5.25% 7/1/30	2,085,000	2,108,894
5.5% 7/1/21 (FGIC Insured)	9,000,000	9,850,590
Series B:
5% 7/1/35	995,000	956,225
5% 7/1/35 (Pre-Refunded to 7/1/16 @ 100) (d)	1,630,000	1,858,868
5.25% 7/1/32	4,405,000	4,449,491
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,269,550
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,943,508
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,067,280
Series N, 5.25% 7/1/39 (FGIC Insured)	7,500,000	7,580,625
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 10,745,000	$ 11,397,007
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	3,790,000	4,040,064
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,419,362
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	1,015,000	1,062,106
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	15,600,000	2,535,156
0% 8/1/54 (AMBAC Insured)	15,600,000	1,229,748
		73,236,508
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	847,190
5% 10/1/13	700,000	740,530
5.25% 10/1/16	750,000	793,928
		2,381,648
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,865,871,466)	1,914,215,544
NET OTHER ASSETS - 1.0%	19,690,762
NET ASSETS - 100%	$ 1,933,906,306
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,852,217 or 0.6% of net assets.

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,081,643
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	19.6%
Special Tax	18.2%
Transportation	15.6%
Education	13.5%
Water & Sewer	11.7%
Escrowed/Pre-Refunded	10.3%
Health Care	6.5%
Others* (individually less than 5%)	4.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,865,871,466)		$ 1,914,215,544
Cash		18,947,965
Receivable for fund shares sold		2,305,159
Interest receivable		23,915,585
Prepaid expenses		5,224
Other receivables		167,953
Total assets		1,959,557,430

Liabilities
Payable for investments purchased Regular delivery	$ 13,286,528
Delayed delivery	7,380,963
Payable for fund shares redeemed	1,933,910
Distributions payable	2,011,711
Accrued management fee	583,942
Other affiliated payables	405,777
Other payables and accrued expenses	48,293
Total liabilities		25,651,124

Net Assets		$ 1,933,906,306
Net Assets consist of:
Paid in capital		$ 1,881,531,404
Undistributed net investment income		976,393
Accumulated undistributed net realized gain (loss) on investments		3,054,431
Net unrealized appreciation (depreciation) on investments		48,344,078
Net Assets, for 162,941,696 shares outstanding		$ 1,933,906,306
Net Asset Value, offering price and redemption price per share ($1,933,906,306 ÷ 162,941,696 shares)		$ 11.87

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Interest		$ 82,620,347

Expenses
Management fee	$ 6,821,827
Transfer agent fees	1,258,185
Accounting fees and expenses	342,388
Custodian fees and expenses	26,085
Independent trustees' compensation	6,831
Registration fees	24,227
Audit	59,028
Legal	12,741
Miscellaneous	15,450
Total expenses before reductions	8,566,762
Expense reductions	(740,161)	7,826,601
Net investment income		74,793,746
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,318,837
Change in net unrealized appreciation (depreciation) on investment securities		2,627,942
Net gain (loss)		11,946,779
Net increase (decrease) in net assets resulting from operations		$ 86,740,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 74,793,746	$ 74,795,006
Net realized gain (loss)	9,318,837	6,824,149
Change in net unrealized appreciation (depreciation)	2,627,942	(7,965,271)
Net increase (decrease) in net assets resulting from operations	86,740,525	73,653,884
Distributions to shareholders from net investment income	(74,676,954)	(73,900,905)
Distributions to shareholders from net realized gain	(7,619,691)	(5,580,754)
Total distributions	(82,296,645)	(79,481,659)
Share transactions Proceeds from sales of shares	406,252,934	337,892,247
Reinvestment of distributions	57,559,220	57,327,195
Cost of shares redeemed	(379,428,447)	(394,435,017)
Net increase (decrease) in net assets resulting from share transactions	84,383,707	784,425
Redemption fees	17,941	19,206
Total increase (decrease) in net assets	88,845,528	(5,024,144)

Net Assets
Beginning of period	1,845,060,778	1,850,084,922
End of period (including undistributed net investment income of $976,393 and undistributed net investment income of $365,005, respectively)	$ 1,933,906,306	$ 1,845,060,778
Other Information Shares
Sold	34,468,582	28,561,187
Issued in reinvestment of distributions	4,882,617	4,839,639
Redeemed	(32,279,919)	(33,400,044)
Net increase (decrease)	7,071,280	782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.87	$ 12.20	$ 12.30	$ 12.22
Income from Investment Operations
Net investment income B	.473	.484	.497	.519	.523
Net realized and unrealized gain (loss)	.077	- D	(.169)	.051	.244
Total from investment operations	.550	.484	.328	.570	.767
Distributions from net investment income	(.472)	(.478)	(.498)	(.521)	(.526)
Distributions from net realized gain	(.048)	(.036)	(.160)	(.149)	(.161)
Total distributions	(.520)	(.514)	(.658)	(.670)	(.687)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.87	$ 11.84	$ 11.87	$ 12.20	$ 12.30
Total Return A	4.77%	4.17%	2.76%	4.80%	6.43%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.42%	.44%	.44%	.46%	.47%
Net investment income	4.01%	4.09%	4.11%	4.27%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,933,906	$ 1,845,061	$ 1,850,085	$ 1,775,774	$ 1,851,994
Portfolio turnover rate	18%	14%	21%	22%	14%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/08	% of fund's investments 7/31/07	% of fund's investments 1/31/07
0 - 30	86.9	88.0	95.1
31 - 90	6.2	7.3	1.9
91 - 180	3.5	0.2	0.6
181 - 397	3.4	4.5	2.4
Weighted Average Maturity
	1/31/08	7/31/07	1/31/07
Fidelity Massachusetts Municipal Money Market Fund	22 Days	24 Days	15 Days
Massachusetts Tax-Free Money Market Funds Average *	24 Days	23 Days	18 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
Variable Rate Demand Notes (VRDNs) 70.9%	Variable Rate Demand Notes (VRDNs) 83.9%
Commercial Paper (including CP Mode) 5.6%	Commercial Paper (including CP Mode) 5.2%
Tender Bonds 2.8%	Tender Bonds 3.0%
Municipal Notes 6.4%	Municipal Notes 3.0%
Fidelity Municipal Cash Central Fund 5.5%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 0.3%	Other Investments 0.8%
Net Other Assets 8.5%	Net Other Assets 4.1%

Current and Historical Seven-Day Yields

	1/28/08	10/29/07	7/30/07	4/30/07	1/29/07
Fidelity Massachusetts Municipal Money Market Fund	2.63%	3.02%	3.15%	3.36%	3.10%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 91.5%
	Principal Amount	Value
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Series 2005 A, 2.45% (MBIA Insured), VRDN (c)	$ 13,000,000	$ 13,000,000
Illinois - 0.4%
Chicago Gen. Oblig. Participating VRDN Series ROC R II 10260, 3.27% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	4,415,000	4,415,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series PT 1993, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(g)	3,110,000	3,110,000
Illinois Gen. Oblig. Participating VRDN Series ROC II R 12128, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(g)	5,050,000	5,050,000
Northern Illinois Muni. Pwr. Agcy. Rev. Participating VRDN Series DBE 517, 2.26% (Liquidity Facility Deutsche Bank AG) (c)(g)	10,385,000	10,385,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) 1.9%, LOC JPMorgan Chase Bank, VRDN (c)	1,500,000	1,500,000
		24,460,000
Kentucky - 0.1%
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.1% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	3,900,000	3,900,000
Maryland - 0.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 2.09%, LOC Fannie Mae, VRDN (c)(e)	3,500,000	3,500,000
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 2.28%, LOC Fannie Mae, VRDN (c)(e)	2,700,000	2,700,000
		6,200,000
Massachusetts - 79.6%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	27,010,000	27,078,101
Boston Gen. Oblig. Participating VRDN Series PZ 226, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,070,000	6,070,000
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 2.32%, LOC Bank of America NA, VRDN (c)(e)	3,220,000	3,220,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 2.39% (Liquidity Facility Morgan Stanley) (c)(g)	5,530,000	5,530,000
Series SG 75, 2.7% (Liquidity Facility Societe Generale) (c)(g)	13,480,000	13,480,000
Braintree Gen. Oblig. BAN 3.75% 11/13/08	38,400,000	38,516,125
Brockton Gen. Oblig. BAN 4% 5/16/08	9,000,000	9,008,463
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Chelmsford Gen. Oblig. BAN 4% 6/20/08	$ 18,003,000	$ 18,024,199
Danvers Gen. Oblig. BAN 4.25% 7/11/08	10,392,085	10,416,309
Fall River Gen. Oblig. BAN:
Series B, 4.25% 7/24/08	12,966,000	12,994,511
2.75% 7/24/08	11,934,000	11,962,670
Haverhill Gen. Oblig. BAN 4.25% 3/28/08	3,860,000	3,863,706
Manchester Essex Reg'l. School District BAN 4.25% 8/15/08	10,000,000	10,030,962
Massachusetts Participating VRDN:
Series Clipper 06 11, 2.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	53,900,000	53,900,000
Series Clipper 07 18, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	84,675,000	84,675,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Merlots 00 H, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(g)	24,930,000	24,930,000
Series PA 675, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,670,000	4,670,000
Series ROC II R 10181, 3.27% (Liquidity Facility Citibank NA) (c)(g)	10,595,000	10,595,000
Series TOC 04 D, 2.24% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	26,670,000	26,670,000
Gen.Trans. Sys. 2.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	83,300,000	83,300,000
Massachusetts Bay Trans. Auth. Massachusetts Rev. Participating VRDN:
Series PT 3619, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	9,935,000	9,935,000
Series PT 3827, 2.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	5,755,000	5,755,000
Series Putters 1062, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	12,245,000	12,245,000
Series ROC II R 10112, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(g)	10,000,000	10,000,000
Series ROC II R 6522, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(g)	10,345,000	10,345,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series LB 08 K20W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	2,200,000	2,200,000
Series Merlots 06 B35, 2.24% (Liquidity Facility Wachovia Bank NA) (c)(g)	36,160,000	36,160,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series MS 01 723, 2.24% (Liquidity Facility Morgan Stanley) (c)(g)	$ 34,110,000	$ 34,110,000
Series MS 1195, 2.19% (Liquidity Facility Morgan Stanley) (c)(g)	10,435,500	10,435,500
Series PT 1580, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,000,000	10,000,000
Series PT 2459, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	39,740,000	39,740,000
Series PT 2581, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	8,980,000	8,980,000
Series PT 3585, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	25,020,000	25,020,000
Series PT 3603, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	16,350,000	16,350,000
Series PT 4140, 2.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(g)	28,110,000	28,110,000
Series Putters 733T, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,040,000	10,040,000
Series ROC II R 1034, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(g)	7,970,000	7,970,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 2.21%, LOC Wachovia Bank NA, VRDN (c)(e)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 3.5% tender 2/14/08, CP mode (e)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.17%, LOC Bank of America NA, VRDN (c)(e)	3,000,000	3,000,000
(Monkiewicz Realty Trust Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(e)	4,695,000	4,695,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series A, 2.18%, LOC Bank of America NA, VRDN (c)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) 2.32%, LOC Fannie Mae, VRDN (c)(e)	20,000,000	20,000,000
(Casco Crossing Proj.) 2.24%, LOC Fannie Mae, VRDN (c)(e)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 2.27%, LOC Fannie Mae, VRDN (c)(e)	15,600,000	15,600,000
(Salem Heights Apts. Proj.) Series A, 2.32%, LOC Fed. Home Ln. Bank of Boston, VRDN (c)(e)	16,600,000	16,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.: - continued
Series A, 2.15%, LOC Bayerische Landesbank (UNGTD), VRDN (c)(e)	$ 23,000,000	$ 23,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 2.19%, LOC SunTrust Banks, Inc., VRDN (c)(e)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series MACN 05 J, 3.2% (Liquidity Facility Bank of America NA) (c)(g)	17,195,000	17,195,000
Series MACN 06 P, 2.55% (Liquidity Facility Bank of America NA) (c)(g)	8,760,000	8,760,000
Series MS 974, 5.49% (Liquidity Facility Morgan Stanley) (c)(g)	3,000,000	3,000,000
Series ROC II R 12115, 4.07% (Liquidity Facility Citigroup, Inc.) (c)(g)	20,835,000	20,835,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,485,000	6,485,000
(Beaver Country Day School Proj.) 2.23%, LOC Allied Irish Banks PLC, VRDN (c)	7,700,000	7,700,000
(Boston Renaissance Charter School Proj.) 2.25%, LOC Bank of America NA, VRDN (c)	12,655,000	12,655,000
(Draper Lab. Issue Proj.) Series 2000, 2.12% (MBIA Insured), VRDN (c)	7,420,000	7,420,000
(Edgewood Retirement Proj.) Series A, 2.07%, LOC Lloyds TSB Bank PLC, VRDN (c)	10,520,000	10,520,000
(Fifteen-O-Five West Housatonic LLC Proj.) 2.24%, LOC HSBC Bank USA, VRDN (c)(e)	3,075,000	3,075,000
(Harvard Univ. Proj.) Series HH, 1.8%, VRDN (c)	25,385,000	25,385,000
(ISO New England, Inc. Proj.) 2.19%, LOC KeyBank NA, VRDN (c)	18,400,000	18,400,000
(Judge Rotenburg Ctr. Proj.) 2.12%, LOC Bank of America NA, VRDN (c)	2,155,000	2,155,000
(Mary Ann Morse Healthcare Proj.) 2.23%, LOC JPMorgan Chase Bank, VRDN (c)	14,160,000	14,160,000
(WGBH Edl. Foundation Proj.):
Series A, 5% (AMBAC Insured), VRDN (c)	20,830,000	20,830,000
Series B, 5% (AMBAC Insured), VRDN (c)	28,300,000	28,300,000
Series A, 2.12%, LOC Bank of America NA, VRDN (c)	11,570,000	11,570,000
2.95% 8/6/08, LOC Bank of America NA, CP	8,600,000	8,600,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series MS 06 1669, 5.52% (Liquidity Facility Morgan Stanley) (c)(e)(g)	7,755,000	7,755,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2006 C, 5% 5/1/08 (CIFG North America Insured)	$ 5,750,000	$ 5,768,552
Series A, 5.375% 8/1/08 (MBIA Insured)	6,330,000	6,381,089
Series B, 6.5% 8/1/08 (Escrowed to Maturity) (f)	2,935,000	2,980,679
Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (c)(g)(h)	7,006,000	7,006,000
Series PT 3650, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(g)(h)	45,410,000	45,410,000
Series PT 3742, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(g)(h)	6,370,000	6,370,000
Series Putters 2184, 3.55%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	12,160,000	12,160,000
Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)(h)	15,900,000	15,900,000
Participating VRDN:
Series AAB 00 18, 2.55% (Liquidity Facility Bank of America NA) (c)(g)	14,740,000	14,740,000
Series AAB 02 18, 2.55% (Liquidity Facility Bank of America NA) (c)(g)	14,375,000	14,375,000
Series BA 01 O, 2.24% (Liquidity Facility Bank of America NA) (c)(g)	2,785,000	2,785,000
Series BA 02 C, 2.24% (Liquidity Facility Bank of America NA) (c)(g)	3,490,000	3,490,000
Series Clipper 07 06, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	47,850,000	47,850,000
Series Clipper 07 39, 2.25% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	32,700,000	32,700,000
Series EGL 07 0124, 2.27% (Liquidity Facility Citibank NA) (c)(g)	12,235,000	12,235,000
Series EGL 07 0149, 2.52% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(g)	18,000,000	18,000,000
Series MACN 05 C, 2.55% (Liquidity Facility Bank of America NA) (c)(g)	3,950,000	3,950,000
Series Merlots 04 B12, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(g)	10,565,000	10,565,000
Series Merlots 06 B30, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(g)	25,490,000	25,490,000
Series Merlots 06 B8, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(g)	29,860,000	29,860,000
Series Merlots 07 C76, 2.61% (Liquidity Facility Bank of New York, New York) (c)(g)	12,350,000	12,350,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 535, 2.24% (Liquidity Facility Morgan Stanley) (c)(g)	$ 19,797,000	$ 19,797,000
Series MS 06 1496, 2.19% (Liquidity Facility Rabobank Nederland Coop. Central) (c)(g)	5,675,000	5,675,000
Series MS 1186, 2.99% (Liquidity Facility Rabobank Nederland Coop. Central) (c)(g)	16,195,000	16,195,000
Series MT 127, 2.3% (Liquidity Facility BNP Paribas SA) (c)(g)	5,495,000	5,495,000
Series MT 487, 2.7% (Liquidity Facility BNP Paribas SA) (c)(g)	18,620,000	18,620,000
Series PA 1059, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,900,000	4,900,000
Series PA 945R, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,995,000	4,995,000
Series PT 1390, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,065,000	10,065,000
Series PT 1611, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,125,000	16,125,000
Series PT 1802, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,945,000	4,945,000
Series PT 2008, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,930,000	10,930,000
Series PT 2015, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,030,000	11,030,000
Series PT 2118, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,370,000	10,370,000
Series PT 2252, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	11,310,000	11,310,000
Series PT 2289, 2.7% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	11,015,000	11,015,000
Series PT 2421, 2.23% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	26,165,000	26,165,000
Series PT 2426, 2.7% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	21,565,000	21,565,000
Series PT 2427, 2.3% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	6,725,000	6,725,000
Series PT 3202, 2.22% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	19,820,000	19,820,000
Series PT 3222, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,845,000	2,845,000
Series PT 3651, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	117,885,000	117,884,999
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3673, 2.7% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	$ 20,350,000	$ 20,350,000
Series PT 3841, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,295,000	11,295,000
Series PT 3989, 2.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(g)	21,995,000	21,995,000
Series PT 4303, 2.7% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	20,000,000	20,000,000
Series PT 921, 2.22% (Liquidity Facility BNP Paribas SA) (c)(g)	18,700,000	18,700,000
Series PT 983, 2.7% (Liquidity Facility DEPFA BANK PLC) (c)(g)	25,800,000	25,800,000
Series Putters 1845, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	31,495,000	31,495,000
Series Putters 2022, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	22,040,000	22,040,000
Series Putters 2395, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,390,000	11,390,000
Series Putters 300, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	24,000,000	24,000,000
Series Putters 301, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	19,180,000	19,180,000
Series Putters 317, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	13,015,000	13,015,000
Series Putters 340, 2.3% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	6,315,000	6,315,000
Series Putters 402, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	29,695,000	29,695,000
Series Putters 571, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	5,100,000	5,100,000
Series Putters 794, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	5,395,000	5,395,000
Series ROC II R 10127, 2.27% (Liquidity Facility Citibank NA) (c)(g)	6,700,000	6,700,000
Series ROC II R 10149, 2.52% (Liquidity Facility Citigroup, Inc.) (c)(g)	7,545,000	7,545,000
Series ROC II R 10164, 2.52% (Liquidity Facility Citibank NA) (c)(g)	13,500,000	13,500,000
Series ROC II R 11130, 2.27% (Liquidity Facility Citibank NA) (c)(g)	7,885,000	7,885,000
Series ROC II R 11142, 2.27% (Liquidity Facility Citibank NA) (c)(g)	4,270,000	4,270,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 11163, 2.52% (Liquidity Facility Citibank NA) (c)(g)	$ 15,320,000	$ 15,320,000
Series ROC II R 2042, 2.52% (Liquidity Facility Citigroup, Inc.) (c)(g)	5,095,000	5,095,000
Series ROC II R 4526, 2.52% (Liquidity Facility Citigroup, Inc.) (c)(g)	5,095,000	5,095,000
Series ROC II R 6050, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(g)	14,465,000	14,465,000
Series SGC 07 5, 2.7% (Liquidity Facility Societe Generale) (c)(g)	27,050,000	27,050,000
RAN Series 2007 A, 3.08% 3/21/08 (h)	52,400,000	52,400,000
Series 1997 B, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	36,835,000	36,835,000
Series 1998 A, 2.29% (Liquidity Facility WestLB AG), VRDN (c)	34,345,000	34,345,000
Series 1998 B, 2.29% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	23,600,000	23,600,000
Series 1999 D:
3.36% 3/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	50,000,000	50,000,000
3.4% 2/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	28,750,000	28,750,000
Series D, 3.32% 3/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	9,300,000	9,300,000
Series G, 3.32% 3/7/08 (Liquidity Facility BNP Paribas SA), CP	10,200,000	10,200,000
Series H, 3.32% 3/7/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	5,800,000	5,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 02 D, 2.26% (Liquidity Facility Bank of America NA) (c)(g)	10,505,000	10,505,000
Series Clipper 07 08, 2.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,250,000	11,250,000
Series Merlots 00 T, 3.66% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,955,000	3,955,000
Series Merlots 00 WW, 2.24% (Liquidity Facility Wachovia Bank NA) (c)(g)	28,885,000	28,885,000
Series Merlots 97 Y, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(g)	6,355,000	6,355,000
Series MS 01 587, 2.19% (Liquidity Facility Morgan Stanley) (c)(g)	11,575,500	11,575,500
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series MS 1123, 2.19% (Liquidity Facility Morgan Stanley) (c)(g)	$ 15,616,000	$ 15,616,000
Series PA 595R, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,155,000	4,155,000
Series PA 973R, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,195,000	9,195,000
Series PT 2256, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,340,000	9,340,000
Series PT 904, 2.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	25,410,000	25,410,000
Series ROC II R 10244, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(g)	31,400,000	31,400,000
Series ROC II R 12206, 2.33% (Liquidity Facility Citigroup, Inc.) (c)(g)	11,325,000	11,325,000
Series ROC II R 294, 2.27% (Liquidity Facility Citibank NA) (c)(g)	4,995,000	4,995,000
Series SGB 42, 2.26% (Liquidity Facility Societe Generale) (c)(g)	27,080,000	27,080,000
(Amherst College) Series F, 2%, VRDN (c)	7,900,000	7,900,000
(Children's Hosp. Proj.) Series L-2, 4% (AMBAC Insured), VRDN (c)	22,075,000	22,075,000
(Endicott College Proj.):
Series B, 2.12%, LOC Bank of America NA, VRDN (c)	17,870,000	17,870,000
Series E, 2.12%, LOC Bank of America NA, VRDN (c)	12,550,000	12,550,000
(Harvard Univ. Proj.):
Series BB 1.9%, VRDN (c)	18,510,000	18,510,000
Series GG1, 1.9%, VRDN (c)	48,500,000	48,500,000
Series L, 1.7%, VRDN (c)	3,450,000	3,450,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 1.75%, VRDN (c)	4,000,000	4,000,000
(New England Aquarium Corp. Proj.) Series A, 2.12%, LOC JPMorgan Chase Bank, VRDN (c)	4,630,000	4,630,000
(Partners HealthCare Sys., Inc. Proj.) Series P2, 2.13% (FSA Insured), VRDN (c)	4,500,000	4,500,000
(Pool Ln. Prog.) Series M3D, 2.12%, LOC Citizens Bank of Massachusetts (OLD), VRDN (c)	3,500,000	3,500,000
(Wellesley College Proj.) Series 2008 I, 1.95%, VRDN (c)	3,000,000	3,000,000
(Winchester Hosp. Proj.):
Series F, 2.25%, LOC Bank of America NA, VRDN (c)	15,170,000	15,170,000
Series G, 2.25%, LOC Bank of America NA, VRDN (c)	4,490,000	4,490,000
2.75% 3/5/08, CP	29,169,000	29,169,000
3.36% 2/12/08, CP	47,749,000	47,749,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN:
Series Floaters 06 0101, 2.28% (Liquidity Facility Bank of New York, New York) (c)(e)(g)	$ 3,375,000	$ 3,375,000
Series Merlots H, 2.56% (Liquidity Facility Wachovia Bank NA) (c)(g)	19,000,000	19,000,000
Series Putters 2477Z, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	4,755,000	4,755,000
Series Stars 07 32, 2.33% (Liquidity Facility BNP Paribas SA) (c)(e)(g)	2,525,000	2,525,000
Series 2003 F, 2.39% (FSA Insured), VRDN (c)	37,120,000	37,120,000
Series 88, 2.39% (FSA Insured), VRDN (c)(e)	11,285,000	11,285,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 1.99%, LOC Fannie Mae, VRDN (c)(e)	18,900,000	18,900,000
Massachusetts Hsg. Fin. Agcy. Rental Hsg. Mtg. Rev. Series A, 2.18% (FSA Insured), VRDN (c)(e)	15,830,000	15,830,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.17%, LOC Bank of America NA, VRDN (c)(e)	1,800,000	1,800,000
(Barbour Corp. Proj.) Series 1998, 2.2%, LOC Bank of America NA, VRDN (c)(e)	3,510,000	3,510,000
(BBB Esq. LLC Proj.) Series 1996, 2.17%, LOC Bank of America NA, VRDN (c)(e)	1,200,000	1,200,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 2.2%, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,280,000	1,280,000
(Brady Enterprises Proj.) Series 1996, 2.2%, LOC Bank of America NA, VRDN (c)(e)	1,850,000	1,850,000
(Decas Cranberry Proj.) Series 1997, 2.2%, LOC Bank of America NA, VRDN (c)(e)	3,750,000	3,750,000
(Interpolymer Corp. Proj.) Series 1992, 2.17%, LOC Bank of America NA, VRDN (c)(e)	1,200,000	1,200,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.17%, LOC Bank of America NA, VRDN (c)(e)	1,700,000	1,700,000
(United Plastics Proj.) Series 1997, 2.2%, LOC Wells Fargo Bank NA, VRDN (c)(e)	2,320,000	2,320,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 2.97% tender 3/6/08, CP mode	13,700,000	13,700,000
Series 1993 B, 3.5% tender 3/10/08, CP mode	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	5,000,000	4,905,721
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Heritage at Dartmouth Proj.) Series 1996, 2.15%, LOC Bank of America NA, VRDN (c)(e)	$ 4,315,000	$ 4,315,000
(Youville Place Proj.) Series 1996, 4% (AMBAC Insured), VRDN (c)	4,400,000	4,400,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 2.69% (Liquidity Facility Morgan Stanley) (c)(g)	23,960,000	23,960,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Merlots 00 Q, 2.29% (Liquidity Facility Wachovia Bank NA) (c)(e)(g)	21,345,000	21,345,000
Series PA 592, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(g)	4,850,000	4,850,000
Series PT 895, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(g)	5,930,000	5,930,000
Series Putters 892, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,130,000	5,130,000
Series ROC II R 2031, 2.52% (Liquidity Facility Citigroup, Inc.) (c)(g)	7,235,000	7,235,000
Series Solar 06 108, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,645,000	14,645,000
Series 2003 B:
3.44% 3/6/08, LOC Bank of New York, New York, CP (e)	49,000,000	49,000,000
3.45% 2/6/08, LOC Bank of New York, New York, CP (e)	10,000,000	10,000,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.17%, LOC Royal Bank of Scotland PLC, VRDN (c)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Participating VRDN Series BS 313, 3.91% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	10,700,000	10,700,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 2.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	58,600,000	58,600,000
Series EGL 07 0032, 2.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	69,300,000	69,300,000
Series EGL 07 0067, 2.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	41,660,000	41,660,000
Series EGL 07 0092, 2.51% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (c)(g)	27,295,000	27,295,000
Series MS 06 1340, 2.19% (Liquidity Facility Morgan Stanley) (c)(g)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series PT 3399, 2.23% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 32,095,000	$ 32,095,000
Series PT 4230, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	30,085,000	30,085,000
Series Putters 1052Z, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,850,000	8,850,000
Series Putters 1185, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,145,000	10,145,000
Series Putters 1376, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,775,000	9,775,000
Series Putters 1377 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	49,950,000	49,950,000
Series Putters 1712 T, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,400,000	10,400,000
Series Putters 1744, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	36,215,000	36,215,000
Series Putters 1822, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	16,700,000	16,700,000
Series Putters 1984, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	18,595,000	18,595,000
Series ROC II R 12006, 2.52% (Liquidity Facility Citigroup, Inc.) (c)(g)	29,700,000	29,700,000
Series ROC II R 12181, 2.33% (Liquidity Facility Bank of New York, New York) (c)(g)	6,800,000	6,800,000
Series ROC II R 12187, 2.33% (Liquidity Facility Bank of New York, New York) (c)(g)	13,305,000	13,305,000
Series ROC II R 414, 2.52% (Liquidity Facility Citibank NA) (c)(g)	23,800,000	23,800,000
Series ROC II R 613, 2.27% (Liquidity Facility Citibank NA) (c)(g)	7,610,000	7,610,000
Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)(h)	39,440,000	39,440,000
Series A:
3.38% 2/6/08, LOC Bank of Nova Scotia, New York Agcy., CP	15,800,000	15,800,000
3.4% 2/7/08, LOC Bank of Nova Scotia, New York Agcy., CP	9,900,000	9,900,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. Participating VRDN: - continued
Series PT 1427, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 9,975,000	$ 9,975,000
Series PT 2484, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	15,890,000	15,890,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN:
Series DBE 528, 2.25% (Liquidity Facility Deutsche Bank AG) (c)(g)	5,350,000	5,350,000
Series Merlots 00 B11, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(g)	13,125,000	13,125,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 2.69% (Liquidity Facility Morgan Stanley) (c)(g)	11,860,000	11,860,000
Series PA 672, 3% (Liquidity Facility Bank of New York, New York) (c)(g)	6,840,000	6,840,000
Series PT 135, 2.7% (Liquidity Facility Lloyds TSB Bank PLC) (c)(g)	13,105,000	13,105,000
Series SG 124, 3.5% (Liquidity Facility Societe Generale) (c)(g)	21,505,000	21,505,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 2.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835,000	11,835,000
Series EC 1058, 2.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,360,000	2,360,000
Series PT 2365, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	21,060,000	21,060,000
Series Putters 2246, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,675,000	8,675,000
Series Putters 2290, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,015,000	4,015,000
Series Putters 577, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	9,940,000	9,940,000
Series PZ 155, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,020,000	10,020,000
Series ROC II R 1027, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(g)	7,835,000	7,835,000
Series ROC II R 1036, 2.27% (Liquidity Facility Citigroup, Inc.) (c)(g)	10,090,000	10,090,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(g)	24,200,000	24,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 2.55% (Liquidity Facility Bank of America NA) (c)(g)	$ 16,995,000	$ 16,995,000
Series DCL 08 004, 2.25% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	6,450,000	6,450,000
Series DCL 08 006, 2.25% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	7,200,000	7,200,000
Series EGL 02 2101, 2.51% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(g)	14,660,000	14,660,000
Series EGL 06 0097, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	11,645,000	11,645,000
Series EGL 7050011 Class A, 2.53% (Liquidity Facility Citibank NA) (c)(g)	10,990,000	10,990,000
Series Merlots 06 A1, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(g)	9,915,000	9,915,000
Series MS 1080, 2.19% (Liquidity Facility Morgan Stanley) (c)(g)	5,770,000	5,770,000
Series PA 637, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,625,000	4,625,000
Series PT 3855, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	62,610,000	62,610,000
Series PT 4348, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	7,205,000	7,205,000
Series PT 4370, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	12,625,000	12,625,000
Series ROC II R 10280, 2.52% (Liquidity Facility Citigroup, Inc.) (c)(g)	26,660,000	26,660,000
Series ROC II R 762, 2.27% (Liquidity Facility Citibank NA) (c)(g)	10,700,000	10,700,000
Series Solar 06 86, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	6,745,000	6,745,000
Series 1997 B, 6.25% (AMBAC Insured), VRDN (c)	2,660,000	2,660,000
Massachussetts Bay Trans. Auth. Sales Tax Rev. Bonds Series BA 07 184, 3.55%, tender 2/14/08 (Liquidity Facility Bank of America NA) (c)(g)(h)	16,161,000	16,161,000
Nantucket Gen. Oblig. BAN 4% 2/28/08	25,481,575	25,486,679
Needham Gen. Oblig. BAN 4% 6/13/08	13,000,000	13,015,010
New Bedford Gen. Oblig. BAN Series 2007 B, 4.25% 2/15/08	9,258,000	9,260,055
Northborough-Southboro Reg'l. School District BAN 4% 5/23/08	11,900,000	11,919,992
Peabody Gen. Oblig. BAN 4% 9/26/08	5,900,000	5,917,764
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Pittsfield Gen. Oblig. BAN 4% 3/14/08	$ 7,606,000	$ 7,608,783
Quincy Gen. Oblig. BAN Series 2008 A, 2.75% 1/30/09 (b)	19,500,000	19,625,580
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN Series AAB 00 14, 2.55% (Liquidity Facility Bank of America NA) (c)(g)	19,900,000	19,900,000
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Participating VRDN Series ROC II R 10099, 3.77% (Liquidity Facility Citibank NA) (c)(g)	6,400,000	6,400,000
Springfield Gen. Oblig. Participating VRDN Series Putters 2341, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,475,000	2,475,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Participating VRDN Series ROC II 4044, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(g)	9,445,000	9,445,000
Series 1, 2.9% (AMBAC Insured), VRDN (c)	4,240,000	4,240,000
Worcester Gen. Oblig. BAN:
Series A, 3.75% 9/26/08	13,715,000	13,775,900
4% 9/26/08	13,763,000	13,807,095
		4,437,581,944
Michigan - 0.1%
Detroit Swr. Disp. Rev. Series 2001 C1, 2.43% (FSA Insured), VRDN (c)	3,500,000	3,500,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2006 A, 2.09% (FSA Insured), VRDN (c)(e)	1,000,000	1,000,000
		4,500,000
Nevada - 0.1%
Clark County School District Series 2001 A2, 1.7% (FSA Insured), VRDN (c)	2,475,000	2,475,000
Las Vegas Gen. Oblig. 1.99%, LOC Lloyds TSB Bank PLC, VRDN (c)	2,100,000	2,100,000
		4,575,000
North Dakota - 0.0%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 2.01%, LOC LaSalle Bank NA, VRDN (c)	1,160,000	1,160,000
Puerto Rico - 5.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(g)	66,700,000	66,700,000
Puerto Rico Commonwealth Gen. Oblig.:
Bonds Series Merlots 01 A107, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York) (c)(g)(h)	18,780,000	18,780,000
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	50,000,000	50,204,816
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series PT 3189, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	$ 52,560,000	$ 52,560,000
Series PT 3623, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	8,890,000	8,890,000
Series ROC II R 10247 CE, 2.25% (Liquidity Facility Citigroup, Inc.) (c)(g)	33,000,000	33,000,000
Series ROC II R 790, 4% (Liquidity Facility Citibank NA) (c)(g)	24,885,000	24,885,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series ROC II R 12028, 2.31% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	10,050,000	10,050,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 1044, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,000,000	7,000,000
Series PT 4146, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	10,000,000	10,000,000
		282,069,816
Texas - 0.2%
Houston Arpt. Sys. Rev. Participating VRDN:
Series GS 07 112TPX, 2.29% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)(g)	7,500,000	7,500,000
Series ROC II R40, 2.36% (Liquidity Facility Citibank NA) (c)(e)(g)	3,910,000	3,910,000
		11,410,000
Wisconsin - 0.1%
Milwaukee County Arpt. Rev. Participating VRDN Series PT 3726, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(g)	2,625,000	2,625,000
	Shares
Other - 5.5%
Fidelity Municipal Cash Central Fund, 3.12% (a)(d)	309,106,000	309,106,000
TOTAL INVESTMENT PORTFOLIO - 91.5% (Cost $5,100,587,760)		5,100,587,760
NET OTHER ASSETS - 8.5%		474,212,733
NET ASSETS - 100%		$ 5,574,800,493
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $213,627,000 or 3.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series BA 07 184, 3.55%, tender 2/14/08 (Liquidity Facility Bank of America NA)	11/28/07 - 12/5/07	$ 16,161,000
Massachusetts Gen. Oblig. Bonds Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	3/3/06	$ 7,006,000
Massachusetts Gen. Oblig. Bonds Series PT: 3650, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	10/23/06 - 5/16/07	$ 45,410,000
3742, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	12/4/06	$ 6,370,000
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series: Putters 2184, 3.55%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank)	9/26/07	$ 12,160,000
Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota)	12/7/07	$ 15,900,000
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08	12/19/07	$ 52,400,000
Security	Acquisition Date	Cost
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota)	7/12/07	$ 39,440,000
Puerto Rico Commonwealth Gen. Oblig. Bonds Series Merlots 01 A107, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York)	10/29/01 - 8/19/03	$ 18,780,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,692,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,791,481,760)	$ 4,791,481,760
Fidelity Central Funds (cost $309,106,000)	309,106,000
Total Investments (cost $5,100,587,760)		$ 5,100,587,760
Cash		274,310,422
Receivable for investments sold		208,863,954
Receivable for fund shares sold		98,267,962
Interest receivable		42,446,148
Distributions receivable from Fidelity Central Funds		916,067
Prepaid expenses		13,575
Other receivables		1,131,907
Total assets		5,726,537,795

Liabilities
Payable for investments purchased Regular delivery	$ 58,028,578
Delayed delivery	19,625,580
Payable for fund shares redeemed	70,426,392
Distributions payable	233,929
Accrued management fee	1,684,051
Other affiliated payables	1,670,762
Other payables and accrued expenses	68,010
Total liabilities		151,737,302

Net Assets		$ 5,574,800,493
Net Assets consist of:
Paid in capital		$ 5,573,211,888
Accumulated undistributed net realized gain (loss) on investments		1,588,605
Net Assets, for 5,571,170,035 shares outstanding		$ 5,574,800,493
Net Asset Value, offering price and redemption price per share ($5,574,800,493 ÷ 5,571,170,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2008

Investment Income
Interest		$ 175,490,809
Income from Fidelity Central Funds		1,692,537
Total income		177,183,346

Expenses
Management fee	$ 18,455,827
Transfer agent fees	6,182,076
Accounting fees and expenses	432,681
Custodian fees and expenses	72,032
Independent trustees' compensation	18,054
Registration fees	18,585
Audit	52,765
Legal	36,522
Miscellaneous	29,095
Total expenses before reductions	25,297,637
Expense reductions	(4,936,313)	20,361,324
Net investment income		156,822,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,048,217
Capital gain distributions from Fidelity Central Funds	1,078
Total net realized gain (loss)		1,049,295
Net increase in net assets resulting from operations		$ 157,871,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 156,822,022	$ 132,923,555
Net realized gain (loss)	1,049,295	1,066,676
Net increase in net assets resulting from operations	157,871,317	133,990,231
Distributions to shareholders from net investment income	(156,822,915)	(132,922,224)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	16,146,695,107	13,561,686,424
Reinvestment of distributions	154,129,518	130,909,063
Cost of shares redeemed	(15,710,805,336)	(12,876,654,521)
Net increase (decrease) in net assets and shares resulting from share transactions	590,019,289	815,940,966
Total increase (decrease) in net assets	591,067,691	817,008,973

Net Assets
Beginning of period	4,983,732,802	4,166,723,829
End of period (including undistributed net investment income of $0 and undistributed net investment income of $181,475, respectively)	$ 5,574,800,493	$ 4,983,732,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.030	.021	.008	.006
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.031	.030	.021	.008	.006
Distributions from net investment income	(.031)	(.030)	(.021)	(.008)	(.006)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	(.031)	(.030)	(.021)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.16%	3.03%	2.07%	.84%	.58%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.51%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.51%	.50%
Expenses net of all reductions	.40%	.39%	.42%	.49%	.49%
Net investment income	3.11%	2.99%	2.07%	.79%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,574,800	$ 4,983,733	$ 4,166,724	$ 3,678,016	$ 3,262,714

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three years remains subject to examination of the Internal Revenue Service.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For the Income Fund, certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on the funds' net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, losses due to wash sales and losses due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,864,996,365	$ 60,382,942	$(11,163,763)	$ 49,219,179
Fidelity Massachusetts Municipal Money Market Fund	5,100,587,760	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Massachusetts Municipal Income Fund	$ 70,180	$ 2,326,775	$ -
Fidelity Massachusetts Municipal Money Market Fund	649,931	941,211	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 74,676,954	$ -	$ 7,619,691	$82,296,645
Fidelity Massachusetts Municipal Money Market Fund	156,822,915	-	-	156,822,915
January 31, 2007	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 73,900,905	$ -	$ 5,580,754	$ 79,481,659
Fidelity Massachusetts Municipal Money Market Fund	132,922,224	-	-	132,922,224

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $377,506,375 and $327,752,472, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for the Funds. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	$3,587

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 26,085	$ 701,288	$ 12,788
Fidelity Massachusetts Municipal Money Market Fund	72,033	4,864,138	142

Annual Report

Notes to Financial Statements - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund, funds of Fidelity Massachusetts Municipal Trust ("the Funds"), including the schedules of investments, as of January 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market and Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market and Massachusetts Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Massachusetts Municipal Income Fund	03/10/08	03/07/08	$0.015
Fidelity Massachusetts Municipal Money Market Fund	03/10/08	03/07/08	$0.0002

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Massachusetts Municipal Income Fund	$ 8,076,887
Fidelity Massachusetts Municipal Money Market Fund	$ 941,211

During fiscal year ended 2008, 100% of each fund's income dividends were free from federal income tax, and 7.01% and 9.31% of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAS-UANN-0308
1.789255.106

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2008, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Massachusetts AMT Tax-Free Money Market Fund, Fidelity Massachusetts Municipal Income Fund, and Fidelity Massachusetts Municipal Money Market Fund, (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$32,000	$26,000
Fidelity Massachusetts Municipal Income Fund	$45,000	$44,000
Fidelity Massachusetts Municipal Money Market Fund	$32,000	$29,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$0	$0
Fidelity Massachusetts Municipal Income Fund	$0	$0
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$4,500	$4,200
Fidelity Massachusetts Municipal Income Fund	$4,500	$4,200
Fidelity Massachusetts Municipal Money Market Fund	$4,500	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$0	$0
Fidelity Massachusetts Municipal Income Fund	$0	$0
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007, on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate fees billed by Deloitte Entities of $685,000A and $730,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$15,000	$15,000
Non-Covered Services	$670,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 28, 2008